Severance Indemnities and Pension Plans	6 Months Ended
Sep. 30, 2024
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans	SEVERANCE INDEMNITIES AND PENSION PLANS
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2023	2024	2023		2024
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits （As Adjusted）	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥17,788	¥16,104	¥6,191	¥30	¥7,731	¥47
Interest cost on projected benefit obligation	10,288	12,041	4,367	594	4,423	643
Expected return on plan assets	(41,218)	(48,224)	(5,574)	(732)	(6,202)	(835)
Amortization of net actuarial loss (gain)	925	(9,002)	837	584	276	61
Amortization of prior service cost	(973)	(355)	(430)	(208)	(416)	(225)
Loss (gain) on settlements and curtailment	(6,393)	(7,683)	974	—	—	—
Other	—	(110)	—	—	(956)	(301)
Net periodic benefit cost (income)	¥(19,583)	¥(37,229)	¥6,365	¥268	¥4,856	¥(610)